Segment and Geographic Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 segment	Dec. 31, 2012 segment
Segment Reporting [Abstract]
Number of reportable segments	1	1
Number of operating segment	1	1